Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(1)	Summary of Significant Accounting Policies

Hawthorn Bancshares, Inc. (the Company) provides a broad range of banking services to individual and corporate customers located within the communities in and surrounding Jefferson City, Clinton, Warsaw, Springfield, Branson and Lee’s Summit, Missouri. The Company is subject to competition from other financial and nonfinancial institutions providing financial products. Additionally, the Company and its subsidiaries are subject to the regulations of certain regulatory agencies and undergo periodic examinations by those regulatory agencies.

The consolidated financial statements of the Company have been prepared in conformity with U.S. generally accepted accounting (U.S. GAAP) principles and conform to predominant practices within the banking industry. The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions, including the determination of the allowance for loan losses, values of real estate acquired in connection with foreclosure or in satisfaction of loans, and fair values of investment securities available-for-sale that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company’s management has evaluated and did not identify any subsequent events or transactions requiring recognition or disclosure in the consolidated financial statements.

On July 1, 2011, the Company paid a special stock dividend of four percent to common shareholders of record at the close of business on May 12, 2011. For all periods presented, share information, including basic and diluted earnings (loss) per share, have been adjusted retroactively to reflect this change.

The significant accounting policies used by the Company in the preparation of the consolidated financial statements are summarized below:

Principles of Consolidation

In December of 2008 and March of 2010, the Company formed Hawthorn Real Estate, LLC, and Real Estate Holdings of Missouri, LLC, respectively, (the Real Estate Companies); both are wholly owned subsidiaries of the Company. The consolidated financial statements include the accounts of the Company, Hawthorn Bank (the Bank), and the Real Estate Companies. All significant intercompany accounts and transactions have been eliminated in consolidation.

Loans

Loans which the Company has the intent and ability to hold for the foreseeable future or maturity are held for investment at their stated unpaid principal balance amount less unearned income and the allowance for loan losses. Income on loans is accrued on a simple-interest basis. Loan origination fees and certain direct costs are deferred and recognized over the life of the loan as an adjustment to yield.

Non-Accrual Loans

Loans are placed on nonaccrual status when management believes that the borrower’s financial condition, after consideration of business conditions and collection efforts, is such that collection of interest is doubtful. Loans that are contractually 90 day days past due as to principal and/or interest payments are generally placed on non-accrual, unless they are both well-secured and in the process of collection. Subsequent interest payments received on such loans are applied to principal if doubt exists as to the collectability of such principal; otherwise, such receipts are recorded as interest income. A loan remains on nonaccrual status until the loan is current as to payment of both principal and interest and/or the borrower demonstrates the ability to pay and remain current.

Restructured Loans

A modified or restructured loan is accounted for as a troubled debt restructuring (TDR) for any loans in which concessions are made to the borrower for economic or legal reasons that the Company would not otherwise consider and the borrower is experiencing financial difficulty. Once a loan has been classified as a TDR it remains a TDR for the life of the loan. The Company includes all accruing and non-accruing TDR’s in the impaired and non-performing asset totals. TDR’s are measured for impairment loss by using fair values of the underlying collateral obtained through independent appraisals and internal evaluations, or by discounting the total expected future cash flows.

Impaired Loans

A loan is considered impaired when it is probable the Company will be unable to collect all amounts due, both principal and interest, according to the contractual terms of the loan agreement. Included in impaired loans are all non-accrual loans and loans whose terms have been modified in a troubled debt restructuring. Impaired loans are individually evaluated for impairment based on fair values of the underlying collateral, obtained through independent appraisals or internal valuations for a collateral dependent loan, or by discounting the total expected future cash flows.

Loans Held for Sale

The Bank originates certain loans which are sold in the secondary mortgage market. These long-term, fixed-rate loans are typically classified as held for sale upon origination based upon management’s intent to sell. For loans with servicing rights retained, immediately upon locking in an interest rate, the Company enters into an agreement to sell the mortgage loan without recourse. At December 31, 2011 there were no mortgage loans that were held for sale in comparison to $62,000 at December 31, 2010.

Mortgage loan servicing fees earned on loans sold are reported as income when the related loan payments are collected net of amortization from mortgage servicing rights. Operational costs to service such loans are charged to expense as incurred.

Allowance/ Provision for Loan Losses

The allowance for loan losses is available to absorb probable loan losses regardless of the category of loan to be charged off. The allowance for loan losses consists of asset-specific reserves, and reserves based on expected loss estimates.

Management follows the guidance provided in FASB’s ASC Topic 310, Accounting by Creditors for Impairment of a Loan, in identifying and measuring loan impairment. If management determines that it is probable that all amounts due on a loan will not be collected under the original terms of the loan agreement, the loan is considered to be impaired. These loans are evaluated individually for impairment, and in conjunction with current economic conditions and loss experience, to determine specific reserves as further discussed below. Loans not individually evaluated are aggregated and reserves are recorded using a consistent methodology that considers historical loan loss experience by loan type, delinquencies, current economic conditions, loan risk ratings and industry concentration.

The asset-specific reserve component of the Company’s allowance for loan losses at December 31, 2011 was measured by fair values of the underlying collateral through independent appraisals, internal evaluations, or by discounting the total expected future cash flows. The general reserve component of the Company’s allowance for loan losses at December 31, 2011 was determined by calculating historical loss percentages for various loan categories over the previous twelve quarters. Management determined that the previous twelve quarters were reflective of the loss characteristics of the Company’s loan portfolio during the recent three year economic downturn. These historical loss percentages were then applied to the various categories of loans to determine an expected loss requirement for the current portfolio. Prior to 2010, the historical loss percentage for non-impaired loans was based on a blend between industry standards and the Company’s five year loss experience.

The unallocated portion of the allowance is based on management’s evaluation of conditions that are not directly reflected in the determination of the asset-specific component and the expected loss component discussed above. The evaluation of incurred loss with respect to these qualitative conditions is subject to a higher degree of uncertainty because they may not be identified with specific problem credits or portfolio segments. Conditions evaluated in connection with the unallocated portion of the allowance include general economic and business conditions affecting the Company’s key lending areas, credit quality trends (including trends in substandard loans expected to result from existing conditions), collateral values, specific industry conditions within portfolio segments, bank regulatory examination results, and findings of the internal loan review department.

The underlying assumptions, estimates and assessments used by management to determine these components are continually evaluated and updated to reflect management’s current view of overall economic conditions and relevant factors impacting credit quality and inherent losses. Changes in such estimates could significantly impact the allowance and provision for credit losses. The Company could experience credit losses that are different from the current estimates made by management.

Loans, or portions of loans, are charged off to the extent deemed uncollectible. Loan charge-offs reduce the allowance for loan losses, and recoveries of loans previously charged off are added back to the allowance. Once the fair value for a collateral dependent loan has been determined, any impaired amount is typically charged off unless the loan has other income streams to support repayment. For impaired loans which have other income streams to support repayment, a specific reserve is established for the amount determined to be impaired.

Investment in Debt and Equity Securities

At the time of purchase, debt securities are classified into one of two categories: available-for-sale or held-to-maturity. Held-to-maturity securities are those securities which the Company has the positive intent and ability to hold until maturity. All debt securities not classified as held-to-maturity are classified as available-for-sale. The Company’s securities are classified as available-for-sale and are carried at fair value. Changes in fair value, excluding certain losses associated with other-than-temporary impairment, are reported in other comprehensive income, net of taxes, a component of stockholders’ equity. Securities are periodically evaluated for other-than-temporary impairment in accordance with guidance provided in the FASB ASC Topic 320, Investments — Debt and Equity Securities. For those securities with other-than-temporary impairment, the entire loss in fair value is required to be recognized in current earnings if the Company intends to sell the securities or believes it more likely than not that it will be required to sell the security before the anticipated recovery. If neither condition is met, but the Company does not expect to recover the amortized cost basis, the Company determines whether a credit loss has occurred, which is then recognized in current earnings. The amount of the total other-than-temporary impairment related to all other factors is recognized in other comprehensive income.

Premiums and discounts are amortized using the interest method over the lives of the respective securities, with consideration of historical and estimated prepayment rates for mortgage-backed securities, as an adjustment to yield. Dividend and interest income are recognized when earned. Realized gains and losses for securities classified as available-for-sale are included in earnings based on the specific identification method for determining the cost of securities sold.

Capital Stock of the Federal Home Loan Bank

The Bank, as a member of the Federal Home Loan Bank System administered by the Federal Housing Finance Board, is required to maintain an investment in the capital stock of the Federal Home Loan Bank of Des Moines (FHLB) in an amount equal to 12 basis points of the Bank’s year-end total assets plus 4.45% of advances from the FHLB to the Bank. These investments are recorded at cost, which represents redemption value.

Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation. Depreciation applicable to buildings and improvements and furniture and equipment is charged to expense using straight-line and accelerated methods over the estimated useful lives of the assets. Such lives are estimated to be 5 to 40 years for buildings and improvements and 3 to 15 years for furniture and equipment. Maintenance and repairs are charged to expense as incurred.

Intangible Assets

Intangible assets that have indefinite useful lives are not amortized, but tested annually for impairment. Intangible assets that have finite useful lives, such as core deposit intangibles and mortgage servicing rights, are amortized over their estimated useful lives. Core deposit intangibles are amortized over periods of 7 to 8 years representing their estimated lives using straight line and accelerated methods. Mortgage servicing rights are amortized using straight line over the shorter of 7 years or the life of the loan.

When facts and circumstances indicate potential impairment of amortizable intangible assets, the Company evaluates the recoverability of the carrying value based upon future cash flows expected to result from the use of the underlying asset and its eventual disposition. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying value of the underlying asset, the Company recognizes an impairment loss. The impairment loss recognized represents the amount by which the carrying value of the underlying asset exceeds the fair value of the underlying asset.

Other Real Estate Owned and Repossessed Assets

Other real estate owned and repossessed assets consist of loan collateral which has been repossessed through foreclosure. This collateral is comprised of commercial and residential real estate and other non-real estate property, including autos, manufactured homes, and construction equipment. Other real estate owned assets are initially recorded as held for sale at the lower of the loan balance or fair value of the collateral less estimated selling costs. Any adjustment is recorded as a charge-off against the allowance for loan losses. The Company relies on external appraisals and assessment of property values by internal staff. In the case of non-real estate collateral, reliance is placed on a variety of sources, including external estimates of value and judgment based on experience and expertise of internal specialists. Subsequent to foreclosure, valuations are updated periodically, and the assets may be written down to reflect a new cost basis. The write-downs are recorded as other real estate expense. The Company establishes a valuation allowance related to other real estate owned on an asset-by-asset basis. The valuation allowance is created during the holding period when the fair value less cost to sell is lower than the “cost” of a parcel of other real estate.

Pension Plan

The Company provides a noncontributory defined benefit pension plan for all full-time employees. The benefits are based on age, years of service and the level of compensation during the employees highest ten years of compensation before retirement. Net periodic costs are recognized as employees render the services necessary to earn the retirement benefits. The Company records annual amounts relating to its pension plan based on calculations that incorporate various actuarial and other assumptions including discount rates, mortality, assumed rates of return, compensation increases and turnover rates. The Company reviews its assumptions on an annual basis and may make modifications to the assumptions based on current rates and trends when it is appropriate to do so. The Company believes that the assumptions utilized in recording its obligations under its plan are reasonable based on its experience and market conditions.

The Company follows authoritative guidance included in the FASB ASC Topic 715, Compensation — Retirement Plans under the subtopic Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans. ASC Topic 715 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability in its consolidated balance sheet and to recognize changes in the funded status in the year in which the changes occur through comprehensive income. This guidance also requires an employer to measure the funded status of a plan as of the date of its fiscal year-end, with limited exceptions. Additional disclosures are required to provide users with an understanding of how investment allocation decisions are made, major categories of plan assets, and fair value measurement of plan assets as defined in ASC Topic 820, Fair Value Measurements and Disclosures.

Income Taxes

Income taxes are accounted for under the asset / liability method by recognizing the amount of taxes payable or refundable for the current period and deferred tax assets and liabilities for future tax consequences of events that have been recognized in an entity’s financial statements or tax returns. Judgment is required in addressing the Company’s future tax consequences of events that have been recognized in the consolidated financial statements or tax returns such as realization of the effects of temporary differences, net operating loss carry forwards and changes in tax laws or interpretations thereof. A valuation allowance is established when in the judgment of management, it is more likely than not that such deferred tax assets will not become realizable. In this case, the Company would adjust the recorded value of our deferred tax asset, which would result in a direct charge to income tax expense in the period that the determination was made. Likewise, the Company would reverse the valuation allowance when the realization of the deferred tax asset is more likely than not. In addition, the Company is subject to the continuous examination of its tax returns by the Internal Revenue Service and other taxing authorities. The Company accrues for penalties and interest related to income taxes in income tax expense. At December 31, 2010, total accrued interest was $31,000 and total interest expense recognized for the year ended 2010 was $24,000. As of December 31, 2011, the Company released $28,000 of interest accrued related to the release of $221,000 of uncertain tax provisions.

Trust Department

Property held by the Bank in a fiduciary or agency capacity for customers is not included in the accompanying consolidated balance sheets, since such items are not assets of the Company. Trust department income is recognized on the accrual basis.

Consolidated Statements of Cash Flows

For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of short-term federal funds sold and securities sold or purchased under agreements to resell, interest earning deposits with banks, cash, and due from banks.

Stock-Based Compensation

The Company’s stock-based employee compensation plan is described in Note 11, Stock Compensation. In accordance with FASB ASC Topic 718, Compensation — Stock Compensation, the Company measures the cost of the stock-based compensation based on the grant-date fair value of the award, recognizing the cost over the requisite service period. The fair value of an award is estimated using the Black-Scholes option-pricing model. The expense recognized is based on an estimation of the number of awards for which the requisite service is expected to be rendered, and is included in salaries and employee benefits in the accompanying consolidated statements of operations. The standard also requires that excess tax benefits related to stock option exercises be reflected as financing cash inflows instead of operating cash inflows.

Treasury Stock

The purchase of the Company’s common stock is recorded at cost. Purchases of the stock are made both in the open market and through negotiated private purchases based on market prices. At the date of subsequent reissue, the treasury stock account is reduced by the cost associated with such stock on a first-in-first-out basis.

Comprehensive Income

The Company reports comprehensive income (loss) in the consolidated statements of stockholders’ equity and comprehensive income (loss).

Reclassifications

Certain prior year information has been reclassified to conform to the current year presentation.

Impact of New Accounting Standards

Other Comprehensive Income In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-05, Presentation of Comprehensive Income, which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. ASU 2011-05 does not change the items that must be reported in other comprehensive income. ASU 2011-05 is effective for periods beginning January 1, 2012 and requires retrospective application. The ASU does not change the components of other comprehensive income, the timing of items reclassified to net income, or the net income basis for income per share calculations.

In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting in Accounting Standards Update No. 2011-05 (Topic 220), which defers the requirement within ASU No. 2011-05 to present the reclassification amounts from other comprehensive income to net income as a separate component on the income statement. Until the FASB has reached a resolution, entities are required to report reclassification out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU 2011-05.

Fair Value Measurements In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, to substantially converge the guidance in U.S. GAAP and IFRS on fair value measurements and disclosures. The amended guidance changes several aspects of the fair value measurement guidance ASC 820, Fair Value Measurement, and includes several new fair value disclosure requirements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The adoption of ASU 2011-04 is not expected to have a material impact on the Company’s consolidated financial statements.

Repurchase Agreements In April 2011, the FASB issued ASU 2011-03, Consideration of Effective Control on Repurchase Agreements, which deals with the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 changes the rules for determining when these transactions should be accounted for as financings, as opposed to sales. The guidance in ASU 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. The adoption of ASU 2011-03 is not expected to have a material impact on the Company’s consolidated financial statements.

Troubled Debt Restructurings In April 2011, the FASB issued ASU No. 2011-02, A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring. The provisions of ASU No. 2011-02 provide a creditor additional guidance in determining whether a restructuring constitutes a troubled debt restructuring by concluding that both the following conditions exist (1) a creditor has granted a concession, and (2) the borrower is experiencing financial difficulties. A provision in ASU No. 2011-02 also ends the FASB’s deferral of the additional disclosures about troubled debt restructurings as required by ASU No. 2010-20. The provisions of ASU No. 2011-02 were adopted for the Company’s reporting period ending September 30, 2011 and required retrospective application to all restructurings occurring during 2011 along with additional required disclosures. Under the guidance for identifying TDR’s provided in the ASU, the Company identified 10 additional loans as a result of the adoption. See Note 2 for further discussion.

Credit Quality of Financing Receivables and the Allowance for Credit Losses In July 2010, the FASB issued ASU No. 2010-20 — Receivables (ASC Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. This ASU requires expanded credit risk disclosures intended to provide investors with greater transparency regarding the allowance for credit losses and the credit quality of financing receivables. Under this ASU, companies are required to provide more information about the credit quality of their financing receivables in the disclosures to financial statements, such as aging information, credit quality indicators, changes in the allowance for credit losses, and the nature and extent of troubled debt restructurings and their effect on the allowance for credit losses. Both new and existing disclosures must be disaggregated by portfolio segment or class based on the level of disaggregation that management uses when assessing its allowance for credit losses and managing its credit exposure. The disclosures as of the end of a reporting period are effective for annual periods ending on or after December 15, 2010. The disclosures about activity that occur during a reporting period are effective for annual reporting periods beginning on or after December 15, 2010. The disclosures required by this update are reported in the notes to the Company’s consolidated financial statements.